UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-23266

AIP ALTERNATIVE LENDING FUND P

(Exact name of Registrant as specified in Charter)

100 Front Street, Suite 400
West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Registrant’s Telephone Number, including Area Code: (800) 421-7572

Kara Fricke, Esq.
Morgan Stanley Investment Management Inc.
1633 Broadway
New York, New York 10019

(Name and address of agent for service)

COPY TO:

Allison M. Fumai, Esq.
DECHERT LLP
1095 Avenue of the Americas
New York, NY 10036-6797
(212) 698-3500

Date of fiscal year end: September 30

Date of reporting period: March 31, 2023

ITEM 1.	REPORTS TO STOCKHOLDERS. The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

ALTERNATIVE INVESTMENT PARTNERS
AIP ALTERNATIVE LENDING FUND P Financial Statements (Unaudited) For the Period From October 1, 2022 to March 31, 2023

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Financial Statements (Unaudited)
For the Period From October 1, 2022 to March 31, 2023

Unaudited consolidated financial statements for AIP Alternative Lending Fund A for the period from October 1, 2022 to March 31, 2023 are attached to these financial statements and are an integral part thereof.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Statement of Assets and Liabilities (Unaudited)
March 31, 2023

Assets
Investment in AIP Alternative Lending Fund A, at fair value (cost $802,320,617)	$754,740,144
Cash and cash equivalents	1,261,850
Redemption receivable from AIP Alternative Lending Fund A	32,004,816
Other assets	34,268
Total assets	788,041,078
Liabilities
Payable for share repurchases	32,004,816
Subscriptions received in advance	825,000
Shareholder servicing fees payable	492,271
Accrued expenses and other liabilities	272,435
Total liabilities	33,594,522
Net assets	$754,446,556
Net assets consist of:
Net capital	$794,750,015
Total distributable earnings (loss)	(40,303,459)
Net assets	$754,446,556
Net asset value per share:
763,899.989 shares issued and outstanding, no par value, 2,000,000 registered shares	$987.62
Maximum offering price per share ($987.62 plus sales load of 3% of net asset value per share)	$1,017.25

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
1

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Statement of Operations (Unaudited)
For the Period From October 1, 2022 to March 31, 2023

Investment Income
Dividend income	$28,616,976
Total investment income	28,616,976
Expenses
Shareholder servicing fees	3,056,826
Transfer agent fees	273,750
Professional fees	96,650
Registration fees	77,941
Accounting and administration fees	10,000
Custody fees	3,478
Other expenses	62,227
Total expenses	3,580,872
Net investment income (loss)	25,036,104
Realized and unrealized gain (loss) from investment in AIP Alternative Lending Fund A
Realized gain (loss) on investment in AIP Alternative Lending Fund A	6,787,757
Net change in unrealized appreciation/depreciation on investment in AIP Alternative Lending Fund A	(43,073,244)
Net realized and unrealized gain (loss) from investments	(36,285,487)
Net increase (decrease) in net assets resulting from operations	$(11,249,383)

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
2

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Statements of Changes in Net Assets

For the Year Ended September 30, 2022
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$4,186,848
Realized and unrealized gain (loss) from investment in AIP Alternative Lending Fund A	(8,174,505)
Net increase (decrease) in net assets resulting from operations	(3,987,657)
Distributions to shareholders from:
Distributions resulting from operations	(8,066,652)
Distributions in excess of distributable earnings	(42,726,665)
Total distributions	(50,793,317)
Shareholder transactions:
Subscriptions (representing 374,983.751 shares)	408,583,526
Distributions reinvested (representing 29,194.991 shares)	31,155,277
Repurchases (representing 71,239.225 shares)	(74,605,553)
Net increase (decrease) in net assets from shareholder transactions	365,133,250
Total increase (decrease) in net assets	310,352,276
Net assets, beginning of year (representing 473,205.983 shares)	521,759,617
Net assets, end of year (representing 806,145.500 shares)	$832,111,893
For the Period from October 1, 2022 to March 31, 2023 (Unaudited)
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$25,036,104
Net realized gain (loss) on investment in AIP Alternative Lending Fund A	6,787,757
Net change in unrealized appreciation/depreciation on investment in AIP Alternative Lending Fund A	(43,073,244)
Net increase (decrease) in net assets resulting from operations	(11,249,383)
Distributions to shareholders from:
Distributions resulting from operations	(24,508,660)
Total distributions	(24,508,660)
Shareholder transactions:
Subscriptions (representing 17,501.660 shares)	17,861,824
Distributions reinvested (representing 15,308.408 shares)	15,380,797
Repurchases (representing 75,055.579 shares)	(75,149,915)
Net increase (decrease) in net assets from shareholder transactions	(41,907,294)
Total increase (decrease) in net assets	(77,665,337)
Net assets, beginning of period (representing 806,145.500 shares)	832,111,893
Net assets, end of period (representing 763,899.989 shares)	$754,446,556

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
3

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Statement of Cash Flows (Unaudited)
For the Period From October 1, 2022 to March 31, 2023

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$(11,249,383)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Realized gain (loss) on investment in AIP Alternative Lending Fund A	(6,787,757)
Net change in unrealized appreciation/depreciation on investment in AIP Alternative Lending Fund A	43,073,244
Purchase of investment in AIP Alternative Lending Fund A	(33,620,438)
Sale of investment in AIP Alternative Lending Fund A	75,103,552
(Increase) decrease in redemption receivable from AIP Alternative Lending Fund A	14,415,773
(Increase) decrease in other assets	(34,268)
Increase (decrease) in shareholder servicing fees payable	(1,144,437)
Increase (decrease) in accrued expenses and other liabilities	(26,936)
Net cash provided by (used in) operating activities	79,729,350
Cash flows from financing activities
Subscriptions, net of change in subscriptions received in advance	13,377,324
Distributions, net of reinvestments	(9,127,863)
Repurchases, net of change in payable for share repurchases	(89,565,688)
Net cash provided by (used in) financing activities	(85,316,227)
Net change in cash and cash equivalents	(5,586,877)
Cash and cash equivalents at beginning of period	6,848,727
Cash and cash equivalents at ending of period	$1,261,850
Supplemental disclosure of cash flow and non-cash information:
Distributions reinvested	$15,380,797
Distributions reinvested in AIP Alternative Lending Fund A	$19,489,114

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
4

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited)
March 31, 2023

1.  Organization

AIP Alternative Lending Fund P (the "Fund") was organized under the laws of the State of Delaware as a statutory trust on June 14, 2017. The Fund commenced operations on October 1, 2018 and operates pursuant to an Agreement and Declaration of Trust (the "Trust Deed"). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as such requirements are described in Note 2. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a "Feeder" fund in a "Master-Feeder" structure whereby the Fund invests substantially all of its assets in AIP Alternative Lending Fund A (the "Master Fund"). The Master Fund is a statutory trust organized under the laws of the State of Delaware and is registered under the 1940 Act as a closed-end, non-diversified management investment company (notwithstanding its compliance with Subchapter M diversification requirements).

The Master Fund's investment objective is to seek to provide total return with an emphasis on current income. The Fund invests substantially all of its assets in the Master Fund, which has the same investment objective and strategies as the Fund. The Master Fund seeks to achieve its investment objective by investing, primarily through the Trusts (as defined below), in alternative lending securities that generate interest or other income streams that the Adviser (as defined below) believes offer access to credit risk premium. Alternative lending securities include loans originated through non-traditional, or alternative, lending platforms ("Platforms") ("Loans") or alternative lending securities that provide the Master Fund with exposure to such instruments ("Securities"), collectively referred to as "Investments". Securities may also include rated senior classes of asset- backed securities as well as unrated subordinated interests in pools of alternative lending securitizations and publicly or privately offered equity or debt securities, including warrants of Platforms or companies that own or operate Platforms.

As of March 31, 2023, the Fund had a 35.87% ownership interest in the Master Fund. The consolidated financial statements of the Master Fund, including the Consolidated Condensed Schedule of Investments, are attached to this report and should be read in conjunction with the Fund's financial statements.

The Master Fund generally invests in Loans through MPLI Capital Holdings, MPLI Capital Holdings II, MPLI Capital Holdings III and MPLI Capital Holdings IV (the "Trusts"), all of which are wholly-owned subsidiary trusts of the Master Fund. MPLI Capital Holdings was organized under the laws of the State of Delaware as a statutory trust on May 10, 2018. MPLI Capital Holdings II was organized under the laws of the State of Delaware as a statutory trust on November 5, 2021. MPLI Capital Holdings III was organized under the laws of the State of Delaware as a statutory trust on August 23, 2022. MPLI Capital Holdings IV was organized under the laws of the State of Delaware as a statutory trust on August 23, 2022. Wilmington Savings Fund Society, FSB, serves as the trustee of the Trusts. The Trusts operate pursuant to trust agreements in order to achieve the Master Fund's investment objective, as described above.

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
5

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

1.  Organization (continued)

Morgan Stanley AIP GP LP (the "Adviser") serves as the Master Fund's investment adviser. The Adviser is a limited partnership formed under the laws of the State of Delaware and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is an affiliate of Morgan Stanley and is responsible for providing day-to-day investment management services to the Master Fund, subject to the supervision of the Master Fund's Board of Trustees (each member a "Trustee" and, collectively, the "Board"). The Fund's Adviser and Board are the same as the Master Fund's.

The Board has overall responsibility for monitoring and overseeing the Adviser's implementation of the Fund's operations and investment program. A majority of the Trustees are not "interested persons" (as defined by the 1940 Act) of the Fund or the Adviser. The same Trustees also serve as the Master Fund's Board.

2.  Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("US GAAP"). Such policies are consistently followed by the Fund in preparation of its financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services – Investment Companies," for the purpose of financial reporting. The preparation of the financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund's financial statements are stated in United States dollars.

Investment in the Fund

As of February 1, 2022, the Fund offered on a continuous basis through Morgan Stanley Distribution, Inc. (the "Distributor") up to 2,000,000 shares of beneficial interest ("Shares"). The initial closing date ("Initial Closing Date") for the public offering of Shares was October 1, 2018. Shares were offered during an initial public offering period which ended on the Initial Closing Date at an initial offering price of $1,000 per Share and have been offered in a continuous offering thereafter at the Fund's then current net asset value per Share. The Distributor may enter into selected dealer agreements with various brokers and dealers (in such capacity, "Service Agents") that have agreed to participate in the distribution of the Fund's Shares. The Distributor is an affiliate of the Adviser and may be affiliated with one of more Service Agents. Shares may be purchased as of the first business day of each month at the Fund's then current net asset value per Share, plus any applicable sales load from the Distributor or Service Agent. Investors purchasing Shares in the Fund ("Shareholders") may be charged a sales load of up to 3% of the amount of the investor's purchase. The Distributor and/or a Service Agent may, in its discretion, waive the sales load for certain investors.

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
6

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Investment in the Fund (continued)

Shares are to be sold only to investors that represent that they are "accredited investors" within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended. The Distributor and/or any Service Agent may impose additional eligibility requirements for investors who purchase Shares through the Distributor or such Service Agent. Prior to November 1, 2022 the minimum initial investment in the Fund by any investor was $50,000 and the minimum additional investment in the Fund by any investor was $25,000. Effective November 1, 2022, the minimum initial subscription was reduced to $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain individual investors or classes of investors. Effective March 1, 2022, the Fund implemented a maximum subscription limit of $500,000 per investor account per month for all investors for both new investments and subsequent subscriptions. Effective June 1, 2022, the maximum subscription limit increased to $5,000,000 per investor account per month for all investors for both new investments and subsequent subscriptions. Effective November 1, 2022, the $5,000,000 maximum subscription limit per investor account per month was eliminated with respect to all purchases of Shares of the Fund.

The Fund may, from time to time, offer to repurchase of Shares pursuant to written tenders by Shareholders, and each such repurchase offer will generally be conducted in parallel with similar repurchase offers made by the Master Fund with respect to shares of the Master Fund. Each such similar offer by the Master Fund with respect to shares of the Master Fund will generally apply to between 5% to 25% of the net assets of the Master Fund. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Master Fund should offer to repurchase of Shares, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that, generally, it will recommend to the Board that the Master Fund offers to repurchase Shares from Shareholders quarterly, with such repurchases to occur as of each March 31, June 30, September 30 and December 31. Each repurchase offer will generally commence approximately 90 days prior to the applicable repurchase date.

Investment in the Master Fund

The Fund records its investment in the Master Fund at fair value, which is represented by the Fund's proportionate interest in the net assets of the Master Fund as of March 31, 2023. Valuation of Loans and Securities held by the Master Fund, including the Master Fund's disclosure of Investments under the three- tier hierarchy, is discussed in the notes to the Master Fund's consolidated financial statements. The performance of the Fund is directly affected by the performance of the Master Fund. The consolidated financial statements of the Master Fund, which are attached, are an integral part of these financial statements. Refer to the accounting policies disclosed in the consolidated financial statements of the Master Fund for additional information regarding significant accounting policies that affect the Fund.

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
7

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held on deposit and short-term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. As of March 31, 2023, the Fund did not hold any cash equivalents. The Fund maintains cash held on deposit at one or more financial institutions. The Fund is subject to credit risk should a financial institution be unable to fulfill its obligations. The Fund maintains cash held on deposit at one or more financial institutions. The Fund is subject to credit risk should a financial institution be unable to fulfill its obligations.

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Income, expenses, and realized and unrealized gains and losses are recorded monthly. The changes in fair value of the investment in the Master Fund are included in net change in unrealized appreciation/depreciation on investments in the Statement of Operations. Realized gain (loss) from investments in the Master Fund is calculated using specific identification.

Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income tax is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net realized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the financial statements as of March 31, 2023. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction, but at least each of the tax years in the period from October 1, 2018 (commencement of operations) to December 31, 2022 remain subject to examination by major taxing authorities.

As of March 31, 2023, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$802,320,617
Gross tax unrealized appreciation	—
Gross tax unrealized depreciation	(47,580,473)
Net tax unrealized appreciation/depreciation on investments	$(47,580,473)

The difference between book-basis unrealized appreciation/depreciation (as shown in the Statement of Assets and Liabilities) and tax-basis unrealized appreciation/depreciation (as shown above) is attributable primarily to tax mark-to-market adjustments.

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
8

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Income Taxes (continued)

The tax character of distributions paid may differ from the character of distributions shown in the Statements of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

The tax character of distributions paid during the year ended September 30, 2022 was as follows:

September 30, 2022
Distributions paid from:
Net investment income	$5,111,611
Capital gains	2,955,041
In excess of distributable earnings	42,726,665
Total	$50,793,317

The amount and character of income and gains due to be distributed are determined in accordance with income tax regulations which may differ from US GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets as of March 31, 2023.

Distribution of Income and Gains

The Fund declares and pays distributions of all or a portion of its net investment income on a quarterly basis. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

The Master Fund intends to be treated as a dealer in securities within the meaning of Section 475 of the Code and anticipates marking to market eligible the Investments it holds at the close of each taxable year. Any gain or loss deemed realized under the mark to market rules will likely be ordinary.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests its assets in the Master Fund, which invests in Investments that are treated as indebtedness for U.S. tax purposes. As such, the Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Fund (the "DRIP"), each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends, and capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elected to receive all income, dividends, and capital gain distributions in cash.

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
9

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

3.  Subscriptions Received in Advance

Subscriptions received in advance represent cash proceeds received by the Fund prior to year-end related to Shareholder subscriptions to be made effective April 1, 2023. As of March 31, 2023, the Fund had subscriptions received in advance of $825,000.

4.  Management Fee, Related Party Transactions and Other

The Fund bears all expenses incurred in the business of the Fund, as well as indirectly its pro rata portion of all expenses incurred by the Master Fund and certain ongoing costs associated with the Fund's continuous offering. The Fund does not pay the Adviser a management fee; however, as a holder of shares of the Master Fund, the Fund and its Shareholders are indirectly subject to the management fees to be charged to the Master Fund by the Adviser.

The Adviser has agreed to waive fees and/or reimburse the Master Fund to the extent that the ordinary operating expenses incurred by the Master Fund in any calendar year exceed 2.00% of the Master Fund's average annual Managed Assets (as defined below), calculated as of the end of each calendar month. Ordinary operating expenses exclude platform fees, borrowing costs, certain investment related expenses, and extraordinary expenses. "Managed Assets" means the total assets of the Master Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Master Fund's accrued liabilities (other than liabilities representing borrowings for investment purposes).

The Adviser has agreed to reimburse the Fund to the extent that the ordinary expenses incurred by the Fund in any calendar year exceed 1.00% of the Fund's average annual net assets, calculated as of the end of each calendar month. Ordinary expenses exclude (i) the Fund's proportionate share of the management fees paid to the Adviser by the Master Fund, (ii) the Fund's proportionate share of the other expenses of the Master Fund, and (iii) the Fund's extraordinary expenses (i.e. expenses incurred by the Fund outside the of the ordinary course of business, indemnification expenses, and expenses in connection with holding and/or soliciting proxies for a meeting of Shareholders, taking into account any expense waivers).

For the period from October 1, 2022 to March 31, 2023, the Adviser did not reimburse the Fund as the ordinary operating expenses were below 1.00% of the Fund's average annual net assets.

The Fund pays the Distributor, and the Distributor pays each Service Agent, a monthly distribution and shareholder servicing fee of up to 0.0625% (0.75% on an annualized basis) of the net asset value of the outstanding Shares attributable to the clients of the Service Agent who are invested in the Fund through the Service Agent. In exchange for this fee, the Service Agent provides distribution, marketing and/or sales support services. In addition, each Service Agent provides shareholder services such as assisting in establishing and maintaining accounts and records relating to clients that invest in Shares, responding to client inquiries relating to the services performed by the Service Agent, responding to routine inquiries from clients concerning their investments in Shares, assisting clients in changing account designations and addresses, assisting in processing client repurchase requests and providing such other similar services as permitted under applicable statutes,

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
10

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

4.  Management Fee, Related Party Transactions and Other (continued)

rules and regulations. For the period from October 1, 2022 to March 31, 2023, the Fund incurred shareholder servicing fees of $3,056,826, of which $492,271 was payable as of March 31, 2023.

U.S. Bancorp Fund Services, LLC ("USBFS") provides accounting and administrative services to the Fund. Under an administrative services agreement, USBFS is paid an administrative fee, computed and payable monthly at an annual rate based on the aggregate monthly total assets of the Fund.

U.S. Bank National Association ("USB N.A.") serves as the custodian to the Fund. Under a custody services agreement, USB N.A. is paid a custody fee monthly based on the average daily market value of any securities and cash held by the Fund.

UMB Fund Services, Inc. serves as the Fund's transfer agent. Transfer agent fees are payable monthly based on an annual base fee, annual per Shareholder account charges, and out-of-pocket expenses incurred by the transfer agent on the Fund's behalf.

5.  Market Risk

An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. For example, the extent of the impact of a public health emergency depends on future developments, including (i) the duration and spread of the public health emergency, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
11

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

5.  Market Risk (continued)

The continued conflict between Russia and Ukraine resulted in many countries, including the U.S., imposing economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals, which have had a negative impact on the Russian economy and currency, and on investments and companies economically tied to Russia and Ukraine and certain other neighboring countries. Russia in turn imposed its own restrictions against investors and countries outside Russia. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the conflict on the global economy. The escalation or continuation of the conflict between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets. This conflict could continue to have an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund's investments beyond any direct exposure to Russian or Ukrainian issuers, markets or economies. The duration and extent of the economic impacts resulting from the military conflict with Russia and the related sanctions is uncertain at this time.

6.  Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7.  Financial Highlights

The following represents per Share data, ratios to average net assets and other financial highlights information for Shareholders.

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
12

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

7.  Financial Highlights (continued)

	Period Ended March 31, 2023 (Unaudited)		Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019 (h)
For a share outstanding throughout the period:
Net asset value, beginning of period	$1,032.21		$1,102.61	$1,014.81	$1,019.36	$1,000.00
From investment operations:
Net investment income (loss) (a)	31.16		5.65	182.01	46.27	74.26
Net realized and unrealized gain (loss) from investments	(44.81)		(5.62)	132.04	5.07	8.07
Net increase (decrease) resulting from investment operations	(13.65)		0.03	314.05	51.34	82.33
Distributions to shareholders from:
Net investment income	(30.94)		(7.62)	(141.34)	(47.51)	(62.97)
Realized gains	—		(3.57)	(84.91)	—	—
Return of capital	—		(59.24)	—	(8.38)	—
Total distributions to shareholders	(30.94)		(70.43)	(226.25)	(55.89)	(62.97)
Net asset value, end of period	$987.62		$1,032.21	$1,102.61	$1,014.81	$1,019.36
Total return (b)	(1.38	%) (c)	(0.07%)	32.76%	5.24%	8.49%
Ratios to average net assets:
Total expenses before expense waivers and reimbursements (d)	5.61	% (e)	3.14%	3.07%	4.85%	4.30%
Total expenses after expense waivers and reimbursements (d)	5.61	% (e)	3.14%	3.07%	4.85%	4.21%
Net investment income (loss) (f)	20.51	% (e)	14.44%	12.34%	18.78%	17.06%
Portfolio turnover (g)	4.07	% (c)	10.80%	60.96%	33.85%	26.54%
Net assets, end of period (000s)	$754,447		$832,112	$521,760	$183,712	$137,261

(a)  Calculated based on average shares outstanding methodology during the period and excludes net investment income allocated from the Master Fund.

(b)  Total return assumes a subscription of a Share at the beginning of the period, reinvestment of all distributions during the period, and a sale of the share on the last day of the period, but does not reflect the impact of the sales load, if any, uncurred when the Share was purchased.

(c)  Not annualized.

(d)  Includes net expenses of the Master Fund.

(e)  Annualized.

(f)  Includes income and expenses of the Master Fund adjusted for distributions paid to the Fund.

(g)  The portfolio turnover rate reflects investment activity of the Master Fund.

(h)  The Fund commenced operations on October 1, 2018.

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder's return and ratios may vary from these returns and ratios due to the timing of Share transactions.

8.  Subsequent Events

As disclosed in the tender offering dated March 31, 2023, the Fund intends to repurchase Shares in the Fund in parallel with a corresponding offer by the Master Fund and is ultimately subject to the Master Fund's offer to purchase its own shares in an amount up to 5% of the net asset value of the Master Fund as

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
13

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P
Notes to Financial Statements (Unaudited) (continued)

8.  Subsequent Events (continued)

of the June 30, 2023 valuation date. Master Fund shares tendered during the offering period comprised approximately 10% of the Master Fund's net asset value as of March 31, 2023. Consistent with the process outlined in the Master Fund's tender offer documents, the Fund expects to receive approximately 50% of its tender request from the Master Fund. As a result, the Fund expects to reduce repurchases in proportion to the pro-ration at the Master Fund, with approximately 50% of tendered Shares expected to be repurchased. The percentage of the repurchase pro-ration is only an estimate and is subject to finalization and change, as, among other things, repurchase requests may be reduced and/or rescinded until June 20, 2023 and net asset value will not be calculated until after June 30, 2023. Thus, the number of Shares tendered and the number available for repurchase under the tender are subject to change until the net asset value as of June 30, 2023 has been finalized.

Unless otherwise stated throughout the Notes to the Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the financial statements through the date the financial statements were available to be issued.

See accompanying notes and attached consolidated financial statements for AIP Alternative Lending Fund A.
14

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

If applicable, a copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's investments; and (2) how the Fund voted proxies relating to Fund investments during the most recent period ended June 30, is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund's first and third fiscal quarters on Form N-PORT. The Fund's Forms N-PORT are available on the Securities and Exchange Commission's website at http://www.sec.gov and Morgan Stanley's public website, www.morganstanley.com/im/shareholderreports. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

15

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund P

100 Front Street, Suite 400
West Conshohocken, PA 19428

Trustees

W. Allen Reed, Chairperson of the Board and Trustee
Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manual H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski

Officers

John H. Gernon, President and Principal Executive Officer
Christopher Auffenberg, Vice President
Michael J. Key, Vice President
Deidre Downes, Chief Compliance Officer
Francis J. Smith, Treasurer and Principal Financial Officer
Mary E. Mullin, Secretary

Master Fund's Investment Adviser

Morgan Stanley AIP GP LP
100 Front Street, Suite 400
West Conshohocken, PA 19428

Administrator and Fund Accounting Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodian

U.S. Bank National Association
1555 North Rivercenter Drive, MK-WI-S302
Milwaukee, WI 53212

Transfer Agent

UMB Fund Services, Inc.
235 W Galena Street
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
One Commerce Square
Suite 700
2005 Market Street
Philadelphia, PA 19103

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP
1155 Avenue of the Americas
New York, NY 10036

16

ALTERNATIVE INVESTMENT PARTNERS
AIP ALTERNATIVE LENDING FUND A Consolidated Financial Statements (Unaudited) For the Period From October 1, 2022 to March 31, 2023

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Financial Statements (Unaudited)
For the Period From October 1, 2022 to March 31, 2023

Contents

Consolidated Financial Statements (Unaudited)
Consolidated Statement of Assets and Liabilities	1
Consolidated Statement of Operations	2
Consolidated Statements of Changes of Net Assets	3
Consolidated Statement of Cash Flows	4
Consolidated Condensed Schedule of Investments.	5
Notes to Consolidated Financial Statements	8
Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)	22
Quarterly Portfolio Schedule (Unaudited)	22

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Statement of Assets and Liabilities (Unaudited)
March 31, 2023

Assets
Investments in loans, at fair value (cost $3,291,857,293)	$2,875,249,965
Investments in securities, at fair value (cost $21,484,949)	10,863,063
Restricted cash	54,512,316
Cash and cash equivalents	46,375,826
Interest receivable	39,919,385
Deposits for issuing loans	13,624,242
Receivable for fund investments sold	3,396,575
Paydown receivable	3,169,159
Other assets	5,535,078
Total assets	3,052,645,609
Liabilities
Lines of credit payable	830,000,000
Payable for share repurchases	104,325,288
Interest payable	4,875,718
Loan servicing fee payable	2,367,096
Management fee payable	1,899,929
Payable for purchases of investments in loans	1,342,214
Subscriptions received in advance	700,000
Accrued expenses and other liabilities	3,313,375
Total liabilities	948,823,620
Net assets	$2,103,821,989
Net assets consist of:
Net capital	$2,211,122,828
Total distributable earnings (loss)	(107,300,839)
Net assets	$2,103,821,989
Net asset value per share:
2,128,168.728 shares issued and outstanding, no par value, 3,500,000 registered shares	$988.56

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Statement of Operations (Unaudited)
For the Period From October 1, 2022 to March 31, 2023

Investment Income
Interest income	$275,560,403
Dividend income	2,475,563
Other income	14,547,200
Total investment income	292,583,166
Expenses
Interest expense	22,194,122
Loan servicing fees	16,618,618
Management fees	11,572,870
Credit facility expenses	1,283,622
Accounting and administration fees	988,275
Professional fees	653,933
Valuation agent fees	630,663
Custody fees	628,555
Registration expenses	143,127
Transfer agent fees	70,000
Trustees fees	49,000
Other expenses	261,845
Total expenses	55,094,630
Net investment income (loss)	237,488,536
Realized and unrealized gain (loss) from investments
Net realized gain (loss) on investments in loans	(148,692,746)
Net realized gain (loss) on investments in securities	—
Net realized gain (loss) on investments	(148,692,746)
Net change in unrealized appreciation/depreciation on investments in loans	(102,774,006)
Net change in unrealized appreciation/depreciation on investments in securities	(7,805,786)
Net change in unrealized appreciation/depreciation on investments	$(110,579,792)
Net realized and unrealized gain (loss) from investments	$(259,272,538)
Net increase (decrease) in net assets resulting from operations	$(21,784,002)

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Statements of Changes in Net Assets

For the year ended September 30, 2022
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$386,133,666
Net realized gain (loss) from investments	(117,804,999)
Net change in unrealized appreciation/depreciation on investments	(255,782,630)
Net increase (decrease) in net assets resulting from operations	12,546,037
Distributions to shareholders from:
Distributions resulting from operations	(35,509,473)
Distributions in excess of distributable earnings	(147,858,024)
Total distributions	(183,367,497)
Shareholder transactions:
Subscriptions (representing 856,090.933 shares)	934,017,122
Distributions reinvested (representing 102,018.023 shares)	109,459,581
Repurchases (representing 321,257.983 shares)	(334,501,952)
Net increase (decrease) in net assets from shareholder transactions	708,974,751
Total increase (decrease) in net assets	538,153,291
Net assets, beginning of year (representing 1,723,912.118 shares)	1,902,659,368
Net assets, end of year (representing 2,360,763.091 shares)	$2,440,812,659
For the Period from October 1, 2022 to March 31, 2023 (Unaudited)
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$237,488,536
Net realized gain (loss) from investments	(148,692,746)
Net change in unrealized appreciation/depreciation on investments	(110,579,792)
Net increase (decrease) in net assets resulting from operations	(21,784,002)
Distributions to shareholders from:
Distributions resulting from operations	(82,360,924)
Total distributions	(82,360,924)
Shareholder transactions:
Subscriptions (representing 57,518.490 shares)	58,716,168
Distributions reinvested (representing 45,297.284 shares)	45,616,098
Repurchases (representing 335,410.137 shares)	(337,178,010)
Net increase (decrease) in net assets from shareholder transactions	(232,845,744)
Total increase (decrease) in net assets	(336,990,670)
Net assets, beginning of period (representing 2,360,763.091 shares)	2,440,812,659
Net assets, end of period (representing 2,128,168.728 shares)	$2,103,821,989

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Statement of Cash Flows (Unaudited)
For the Period From October 1, 2022 to March 31, 2023

Cash flows from operating activities
Net increase (decrease) in net assets resulting from operations	$(21,784,002)
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Net realized (gain) loss from investments	148,692,746
Net change in unrealized appreciation/depreciation on investments	110,579,792
Purchases of investments in loans	(1,071,335,282)
Proceeds from principal payments from investments in loans	703,429,789
Proceeds from principal payments from investments in securities	1,628,519
Proceeds from sales of investments in loans	119,478,237
Amortization of premium	472,997
(Increase) decrease in interest receivable	(5,452,786)
(Increase) decrease in other assets	(2,424,042)
(Increase) decrease in paydown receivable	4,352,348
(Increase) decrease in incentive receivable	158,531
(Increase) decrease in receivable for fund investments sold	(2,792,821)
Increase (decrease) in payable for purchases of investments in loans	(175,688)
Increase (decrease) in interest payable	2,837,963
Increase (decrease) in loan servicing fee payable	(227,152)
Increase (decrease) in management fee payable	(3,951,158)
Increase (decrease) in accrued expenses and other liabilities	430,751
Net cash provided by (used in) operating activities	(16,081,258)
Cash flows from financing activities
Proceeds from advances on lines of credit	729,500,000
Repayments on lines of credit	(400,000,000)
Subscriptions, net of change in subscriptions received in advance	45,700,147
Distributions, net of reinvestments	(36,744,826)
Repurchases, net of change in payable for share repurchases	(501,294,536)
Net cash provided by (used in) financing activities	(162,839,215)
Net change in cash, cash equivalents, restricted cash and deposits for issuing loans	(178,920,473)
Cash, cash equivalents, restricted cash, and deposits for issuing loans at beginning of period	293,432,857
Cash, cash equivalents, restricted cash, and deposits for issuing loans at end of period	$114,512,384
Supplemental disclosure of cash flow and non-cash information:
Cash paid during the period for interest	$19,356,159
Distributions reinvested	$45,616,098

The following tables provides a reconciliation of cash, cash equivalents, restricted cash, and deposits for issuing loans reported within the Consolidated Statement of Assets and Liabilities that sum to the total of the same amount above as of March 31, 2023:

Restricted cash	$54,512,316
Cash and cash equivalents	46,375,826
Deposits for issuing loans	13,624,242
Total cash and cash equivalents, restricted cash, and deposits for issuing loans as of March 31, 2023	$114,512,384

The accompanying notes are an integral part of these consolidated financial statements and should be read in conjunction therewith.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Condensed Schedule of Investments (Unaudited)
March 31, 2023

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
LOANS – 136.67% (a)
Consumer Loans – 130.08%
United States – 130.08%
Total Consumer Loans, 18.68%, 11/1/2020 - 4/2/2031 (b)(c)(d)	Lending Club, Lending Point, Marlette, Prosper, SoFi, Upgrade, Upstart		$3,135,455,625	$3,136,564,330	$2,736,690,391
Small Business Loans – 6.59%
United States – 6.59%
74638c26-c9a2-46c9-8ab4-3707f828c4c6.FS, 19.70%, 8/15/2024	Funding Circle	02/19/2019	112,626	112,625	111,625
6524366.SQ, 4.57%, 9/24/2024 (e)	Square	03/28/2023	112,266	105,032	105,057
6524731.SQ, 4.51%, 9/24/2024 (e)	Square	03/28/2023	112,148	105,014	105,044
6484147.SQ, 4.51%, 9/10/2024 (e)	Square	03/14/2023	107,634	100,787	100,949
6505820.SQ, 5.10%, 9/18/2024 (e)	Square	03/22/2023	105,383	97,859	97,891
6520677.SQ, 4.51%, 9/23/2024 (e)	Square	03/27/2023	104,459	97,814	97,856
6479911.SQ, 5.10%, 9/09/2024 (e)	Square	03/13/2023	104,000	96,574	96,599
6516850.SQ, 4.95%, 9/22/2024 (e)	Square	03/24/2023	103,071	95,921	95,948
6502416.SQ, 5.35%, 9/16/2024 (e)	Square	03/20/2023	102,472	94,823	94,848
6512567.SQ, 5.10%, 9/21/2024 (e)	Square	03/23/2023	100,909	93,704	93,737
6407905.SQ, 4.97%, 8/13/2024 (e)	Square	02/15/2023	100,279	93,323	92,676
6454945.SQ, 5.10%, 9/01/2024 (e)	Square	03/03/2023	98,544	91,508	91,483
6470914.SQ, 4.51%, 9/07/2024 (e)	Square	03/09/2023	97,137	90,958	91,140
6410398.SQ, 4.97%, 8/14/2024 (e)	Square	02/16/2023	95,897	89,245	90,008
6536878.SQ, 5.10%, 9/29/2024 (e)	Square	03/31/2023	96,457	89,569	89,590
77b25e4e-6188-4b53-8373-414efb710fec.FS, 17.99%, 7/24/2024	Funding Circle	07/26/2019	89,708	89,707	89,316
6520982.SQ, 4.73%, 9/23/2024 (e)	Square	03/27/2023	95,356	89,015	89,040
6423123.SQ, 4.75%, 8/17/2024 (e)	Square	02/22/2023	95,484	89,134	88,784
6492574.SQ, 5.10%, 9/14/2024 (e)	Square	03/16/2023	95,187	88,390	88,458
6481549.SQ, 4.51%, 9/10/2024 (e)	Square	03/14/2023	94,309	88,310	88,423
6375622.SQ, 4.97%, 8/01/2024 (e)	Square	02/03/2023	94,531	87,974	88,268
6537855.SQ, 4.82%, 9/29/2024 (e)	Square	03/31/2023	94,144	87,767	87,596
6532930.SQ, 4.95%, 9/28/2024 (e)	Square	03/30/2023	94,099	87,571	87,574
6411505.SQ, 5.13%, 8/14/2024 (e)	Square	02/16/2023	91,401	84,874	85,899
6504625.SQ, 5.45%, 9/17/2024 (e)	Square	03/21/2023	92,738	85,703	85,723
6399552.SQ, 4.53%, 8/09/2024 (e)	Square	02/13/2023	91,435	85,619	84,927

The accompanying footnotes are an integral part of the Consolidated Condensed Schedule of Investments.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Condensed Schedule of Investments (Unaudited) (continued)
March 31, 2023

	Platform	Original Acquisition Date	Principal Amount	Cost	Fair Value
LOANS (continued)
Small Business Loans – 6.59%
United States (continued)
6537572.SQ, 4.95%, 9/29/2024 (e)	Square	03/31/2023	$91,120	$84,799	$84,828
6531067.SQ, 5.45%, 9/28/2024 (e)	Square	03/30/2023	90,438	83,578	83,548
6515687.SQ, 5.23%, 9/22/2024 (e)	Square	03/24/2023	89,305	82,782	82,804
6401166.SQ, 4.97%, 8/10/2024 (e)	Square	02/14/2023	89,310	83,115	82,512
6534286.SQ, 4.51%, 9/29/2024 (e)	Square	03/31/2023	86,938	81,407	81,232
6485082.SQ, 4.95%, 9/11/2024 (e)	Square	03/15/2023	85,216	79,305	79,455
6361111.SQ, 4.75%, 7/26/2024 (e)	Square	01/30/2023	84,205	78,605	78,711
6536462.SQ, 4.51%, 9/29/2024 (e)	Square	03/31/2023	83,991	78,648	78,477
6384069.SQ, 5.60%, 8/03/2024 (e)	Square	02/07/2023	86,167	79,491	78,378
6262467.SQ, 4.90%, 6/28/2024 (e)	Square	12/30/2022	87,570	81,566	78,307
6459172.SQ, 5.23%, 9/02/2024 (e)	Square	03/06/2023	83,768	77,650	77,606
6309626.SQ, 4.75%, 7/18/2024 (e)	Square	01/20/2023	82,798	77,291	77,567
6454555.SQ, 5.23%, 9/01/2024 (e)	Square	03/03/2023	82,895	76,841	76,641
6411125.SQ, 4.53%, 8/14/2024 (e)	Square	02/16/2023	81,927	76,715	76,061
6489357.SQ, 4.73%, 9/13/2024 (e)	Square	03/15/2023	80,750	75,379	75,465
6293726.SQ, 4.75%, 7/11/2024 (e)	Square	01/13/2023	80,923	75,542	75,066
6362341.SQ, 4.53%, 7/26/2024 (e)	Square	01/30/2023	80,530	75,407	74,721
6435547.SQ, 4.53%, 8/23/2024 (e)	Square	02/27/2023	80,206	75,104	74,394
6534077.SQ, 4.51%, 9/28/2024 (e)	Square	03/30/2023	79,024	73,996	74,003
Other Small Business Loans, 5.00%, 10/4/2019 - 1/23/2025 (c)(d)(f)	Funding Circle, Square		161,786,911	151,376,922	134,651,339
Total Small Business Loans				155,292,963	138,559,574
TOTAL LOANS				3,291,857,293	2,875,249,965

The accompanying footnotes are an integral part of the Consolidated Condensed Schedule of Investments.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Consolidated Condensed Schedule of Investments (Unaudited) (continued)
March 31, 2023

	Shares	Cost	Fair Value
INVESTMENTS IN SECURITIES – 0.52%
ASSET-BACKED SECURITIES – 0.52% (g)
UPST 2022-2 CERT 05/20/2032 (h)	18,488	$11,172,631	$5,212,949
UPST 2021-4 CERT 09/20/2031 (h)	12,794	6,988,567	2,470,466
PMIT 2019-2A CERT 09/15/2025 (h)	42,020	1,797,093	1,363,561
MFT 2021-1A CERT 06/16/2031 (h)	18,703	1,106,878	1,162,428
PMIT 2019-4A CERT 02/17/2026 (h)	37,030	419,780	653,659
TOTAL ASSET-BACKED SECURITIES		21,484,949	10,863,063
TOTAL INVESTMENTS IN SECURITIES		21,484,949	10,863,063
TOTAL INVESTMENTS – 137.19%		3,313,342,242	2,886,113,028
LIABILITIES IN EXCESS OF OTHER ASSETS – (37.19)%			(782,291,039)
TOTAL NET ASSETS – 100.00%			$2,103,821,989

Percentages are stated as a percent of net assets.

(a)  Investments in Loans are fair valued by the Adviser pursuant to the Fund's valuation policies and procedures, which have been adopted by the Board. Fair value is determined using significant unobservable inputs.

(b)  Consumer loans may include student loans, loans pledged as collateral for Trusts' lines of credit, and variable interest rate loans.

(c)  Category contains non-income producing securities.

(d)  Rate presented is a weighted average interest rate for loans in this category.

(e)  Rate shown is based on an 18-month maturity date.

(f)  Small business loans may include: rates based on an 18-month maturity date.

(g)  Investments in asset backed securities are fair valued by the Adviser pursuant to the Fund's valuation policies and procedures, which have been adopted by the Board. Fair value is determined using significant unobservable inputs.

(h)  Represents equity tranche.

The accompanying footnotes are an integral part of the Consolidated Condensed Schedule of Investments.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited)
March 31, 2023

1.  Organization

AIP Alternative Lending Fund A (the "Fund") was organized under the laws of the State of Delaware as a statutory trust on June 14, 2017. The Fund commenced operations on October 1, 2018 and operates pursuant to an Agreement and Declaration of Trust (the "Trust Deed"). The Fund is registered under the U.S. Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified management investment company. While non-diversified for 1940 Act purposes, the Fund intends to comply with the diversification requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as such requirements are described in Note 2. The Fund has no fixed termination date and will continue unless the Fund is otherwise terminated under the terms of the Trust Deed or unless and until required by law.

The Fund is a "Master" fund in a "Master-Feeder" structure whereby the feeder funds invest substantially all of their assets in the Fund. AIP Alternative Lending Fund P ("ALF P"), Riverview Alternative Lending Fund (Cayman) L.P. ("ALF C"), and JSS Alternative Investments FCP (RAIF) ("JSS ALF") (collectively "Feeder Funds") are feeder funds to the Fund. ALF P is a statutory trust organized under the laws of the State of Delaware and is registered under the 1940 Act as a closed-end, non-diversified management investment company (notwithstanding its compliance with Subchapter M diversification requirements). ALF C is a Cayman Islands exempted limited partnership. JSS ALF is a reserved alternative investment fund in the form of an open-ended common investment fund under Luxembourg law.

As of March 31, 2023, ALF P, ALF C, and JSS ALF represented 35.87%, 34.29%, and 11.77% of the Fund's net assets, respectively.

The Fund's investment objective is to seek to provide total return with an emphasis on current income. The Fund seeks to achieve its investment objective by investing, primarily through the Trusts (as defined below), in alternative lending securities that generate interest or other income streams that the Adviser (as defined below) believes offer access to credit risk premium. Alternative lending securities include loans originated through non-traditional, or alternative, lending platforms ("Platforms") ("Loans") or securities that provide the Fund with exposure to such instruments ("Securities"), collectively referred to as "Investments". Investments also may include both rated senior classes of asset-backed securities as well as unrated subordinated interests in pools of alternative lending securitizations and publicly or privately offered equity or debt securities, including warrants of Platforms or companies that own or operate Platforms.

The Fund invests in Loans through MPLI Capital Holdings, MPLI Capital Holdings II, MPLI Capital Holdings III and MPLI Capital Holdings IV (the "Trusts"), all of which are wholly-owned subsidiary trusts of the Fund. MPLI Capital Holdings was organized under the laws of the State of Delaware as a statutory trust on May 10, 2018. MPLI Capital Holdings II was organized under the laws of the State of Delaware as a statutory trust on November 5, 2021. MPLI Capital Holdings III was organized under the laws of the State of Delaware as a statutory trust on August 23, 2022. MPLI Capital Holdings IV was organized under the laws of the State of Delaware as a statutory trust on August 23, 2022. Wilmington Savings Fund Society, FSB, serves as the trustee of the Trusts. The Trusts operate pursuant to separate trust agreements in order to achieve the Fund's investment objective, as described above.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

1.  Organization (continued)

Morgan Stanley AIP GP LP (the "Adviser") serves as the Fund's investment adviser. The Adviser is a limited partnership formed under the laws of the State of Delaware and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is an affiliate of Morgan Stanley and is responsible for providing day-to-day investment management services to the Fund, subject to the supervision of the Fund's Board of Trustees (each member a "Trustee" and, collectively, the "Board").

The Board has overall responsibility for monitoring and overseeing the Adviser's implementation of the Fund's operations and investment program. A majority of the Trustees are not "interested persons" (as defined by the 1940 Act) of the Fund or the Adviser.

2.  Significant Accounting Policies

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("US GAAP"). Such policies are consistently followed by the Fund in preparation of its consolidated financial statements. Management has determined that the Fund is an investment company in accordance with the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services – Investment Companies," for the purpose of financial reporting. The preparation of the consolidated financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of increases or decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund's consolidated financial statements are stated in United States dollars.

The Fund consolidates the Trusts and has included all of the assets and liabilities and revenues and expenses of the Trusts in the accompanying consolidated financial statements. Intercompany balances have been eliminated through consolidation, as applicable. The accompanying consolidated financial statements of the Fund include the accounts of the Fund and of the Trusts for the period ended March 31, 2023.

Investment in the Fund

As of February 1, 2022, the Fund offered on a continuous basis through Morgan Stanley Distribution, Inc. (the "Distributor") up to 3,500,000 shares of beneficial interest ("Shares"). The initial closing date ("Initial Closing Date") for the public offering of Shares was October 1, 2018. Shares were offered during an initial public offering period which ended on the Initial Closing Date at an initial offering price of $1,000 per Share and have been offered in a continuous offering thereafter at the Fund's then current net asset value per Share. Investors purchasing Shares in the Fund ("Shareholders") will not be charged a sales load. Shares may be purchased as of the first business day of each month from the Distributor or through a registered investment adviser ("RIA") that has entered into an arrangement with the Distributor for such RIA to offer Shares in conjunction with a "wrap" fee, asset allocation or other managed asset program sponsored by RIA. The Distributor is an affiliate of the Adviser.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Investment in the Fund (continued)

Shares are to be sold only to investors that represent that they are "accredited investors" within the meaning of Rule 501(a) of Regulation D promulgated under the Securities Act of 1933, as amended. Prior to November 1, 2022, the minimum initial investment in the Fund by any investor was $50,000, and the minimum additional investment in the Fund by any investor was $25,000. Effective November 1, 2022, the minimum initial subscription was reduced to $25,000. The minimum initial and additional investments may be reduced by the Fund with respect to certain Shareholders. Effective March 1, 2022, the Fund implemented a maximum subscription limit of $500,000 per investor account per month for all investors for both new investments and subsequent subscriptions. This limit applied to both direct Fund investors and to end investor accounts at the Feeder Funds on a look through basis. Effective June 1, 2022, the maximum subscription limit increased to $5,000,000 per investor account per month for all investors for both new investments and subsequent subscriptions. Effective November 1, 2022, the $5,000,000 maximum subscription limit per investor account per month was eliminated with respect to all purchases of Shares of the Fund. Any such RIA may impose additional eligibility requirements on investors who purchase Shares through such RIA.

The Fund may, from time to time, offer to repurchase of Shares pursuant to written tenders by Shareholders, and each such repurchase offer will generally apply to up to approximately 5% to 25% of the net assets of the Fund. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Board, in its sole discretion. In determining whether the Fund should offer to repurchase of Shares, the Board will consider the recommendations of the Adviser as to the timing of such an offer, as well as a variety of operational, business and economic factors. The Adviser expects that, generally, it will recommend to the Board that the Fund offers to repurchase of Shares from Shareholders quarterly, with such repurchases to occur as of each March 31, June 30, September 30 and December 31. Each repurchase offer will generally commence approximately 90 days prior to the applicable repurchase date.

Portfolio Valuation

The net asset value of the Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

As of March 31, 2023, approximately 99.6% of the Fund's portfolio was comprised of investments in Loans. The remainder of the portfolio was invested in Securities.

The Fund uses a third party valuation agent for purposes of providing an estimate of the fair valuation of the Investments, which is one factor that the Adviser considers in making a determination with respect to the fair value of the Investments. Among other factors that may be considered are significant events, the performance of similar loans originated by the Platforms, and the results of the Adviser's due diligence and valuation control procedures. The valuations received from the independent valuation agent rely on portfolio holdings and related data provided by the Fund, or its authorized third parties, and public, financial, and industry source information without independent verification. The Adviser is ultimately responsible for making fair value determinations subject to the oversight of the Board and pursuant to the Fund's fair valuation procedures.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Portfolio Valuation (continued)

The fair values of investments in Loans are based on a discounted cash flow model, which takes into account individual loan characteristics, such as coupon, tenor, platform credit grade and current delinquency status, that are provided by the applicable Platform. The fair values of investments in asset-backed securities are determined by the forecasted performance of the underlying loans in the pool, which takes into account the realized historical loss and prepayment performance of the pool. The priority of the securitization class and the claim on cash flows in the transaction are also taken into account. The fair values of investments in common stock and preferred equities for which market prices are not readily available, such as investments in privately held companies, may be determined using market-based approaches, including precedent transactions, public market comparables, book values or other relevant metrics, or using income-based approaches, including discounted anticipated future cash flows of the company.

The Adviser has established the Hedge Fund Solutions Valuation Committee (the "Valuation Committee"), which is responsible for determining and implementing the Fund's valuation policies and procedures, which have been adopted by the Board and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley's financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups and meets at least monthly to analyze the fair value of the Investments. Members of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and observations regarding the portfolio. In addition, the portfolio management team reviews the valuation agent's monthly valuation report, including the valuation methodologies, inputs and assumptions used to determine the Investment values, and makes a recommendation to the Valuation Committee regarding the values of the Investments. After consideration of the portfolio management's team recommendation and valuation agent's report, the Valuation Committee determines, in good faith, the fair value of the Investments. Because of the inherent uncertainty of valuation, the fair value of the Fund's Investments may differ significantly from the values that would have been used had a readily available market for the Investments held by the Fund been available.

Loan Platforms

The Investment Adviser, as part of its portfolio construction process, performs diligence on the Platforms from which the Fund purchases alternative lending securities in order to evaluate both the process by which each Platform extends loans to borrowers and provides related services and the characteristics of the overall portfolio of loans made available through that Platform. As part of its diligence process, the Investment Adviser monitors on an ongoing basis the underwriting quality of each Platform through which it invests in alternative lending securities, including an analysis of the historical and ongoing "loan tapes" that often include loan underwriting data and actual payment experience for all individual loans originated by the Platform that are comparable to the loans purchased, or to be purchased, by the Fund. In addition, the Investment Adviser conducts periodic meetings with the Platforms for purposes of assessing and evaluating the underwriting quality at each Platform for each loan type. The Fund monitors the characteristics of the alternative lending securities it purchases on an ongoing basis. Once the Fund acquires a loan from a Platform, the Platform provides the Fund with certain information to enable the Investment Adviser to monitor the

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Loan Platforms (continued)

performance of the Fund's overall portfolio and to determine whether such loans comply with the Fund's investment criteria. The Fund also periodically reviews certain aspects of the Platforms' credit models and monitor the Platforms with a view toward ensuring that sound underwriting standards are maintained over time.

The Fund may sell certain of its investments in Loans directly or indirectly into special purpose vehicles that issue asset-backed securities, which are secured by a pool of underlying loans originated by an alternative lending platform (which practice is known as a securitization). The Platform continues to service the underlying loans, which may include collection of payments, pursuit of delinquent borrowers, and general interaction with borrowers. Distribution payments from the asset-backed securities are based on cash collections from the underlying loans. The Fund may hold residual equity classes of the asset-backed securities, which could be adversely affected by the deterioration in the credit performance of the loan pool.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash held on deposit and short-term highly liquid investments that are readily convertible to known amounts of cash and have maturities of three months or less. Investments in money markets are valued at fair value using the net asset value as the price and are categorized as Level 1 securities as described in Note 3. As of March 31, 2023, cash equivalents and restricted cash included investments in money market funds valued at $110,443,483. Restricted cash represents temporary restrictions on cash received from borrower repayments of Loans that are pledged as collateral for the Fund's revolving lines of credit. Deposits for issuing loans represents the cash that is earmarked for loan purchases. The Fund maintains cash held on deposit at one or more financial institutions. The Fund is subject to credit risk should a financial institution be unable to fulfill its obligations.

Income Recognition and Expenses

The Fund recognizes income and records expenses on an accrual basis. Income, expenses, and realized and unrealized gains and losses are recorded monthly. Interest income is net of amortization of premiums from Loan purchases, if any. The Fund will stop accruing interest based on the length of time a Loan has been delinquent and will write-off the accrued interest for such Loan no longer deemed collectible. Interest income from investments in asset-backed securities is recognized based on the estimated effective yield utilizing expected cash flows. Other income includes incentive income received from certain Loan Platforms based on the volume of Loans purchased, as well as late fees earned on investments in Loans. The changes in fair value of the investments are included in net change in unrealized appreciation/depreciation on investments in the Consolidated Statement of Operations. Realized gain (loss) from investments is calculated using specific identification. From time to time, certain Platforms on behalf of the Trusts may sell delinquent Loans to buyers on the secondary market. In addition, groups of Loans from certain Platforms may be sold in securitization transactions. Realized gains or losses from the sales of delinquent Loans on the secondary

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Income Recognition and Expenses (continued)

market and from securitization transactions are included in the net realized gain (loss) from investments in Loans in the Consolidated Statement of Operations. In accordance with its policies and procedures, the Fund will generally write down the fair value of a Loan if (i) the Platform indicates that a borrowers is deceased or has declared bankruptcy, (ii) the Platform charges off the Loan, or (iii) the Adviser has determined that the recoverable value of such Loan has been impaired. The Fund will also consider various facts and circumstances provided by the Platforms for delinquent Loans to determine if a write-off of the outstanding principal balance is required. Write offs of outstanding principal balances are included in net realized gain (loss) from investments in Loans in the Consolidated Statement of Operations.

Income Taxes

The Fund intends to comply with the requirements of Subchapter M of the Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its Shareholders. Therefore, no provision for federal income tax is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. The Fund may be subject to taxes imposed by countries which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net realized appreciation, as applicable, as the income is earned or capital gains are recorded. The Fund has concluded there are no significant uncertain tax positions that would require recognition in the consolidated financial statements as of March 31, 2023. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Consolidated Statement of Operations. Generally, open tax years under potential examination vary by jurisdiction, but at least each of the tax years in the period from October 1, 2018 (commencement of operations) to December 31, 2022 remain subject to examination by major taxing authorities.

As of March 31, 2023, the cost and related gross unrealized appreciation and depreciation for tax purposes were as follows:

Cost of investments for tax purposes	$2,896,535,261
Gross tax unrealized appreciation	$55,550
Gross tax unrealized depreciation	(10,477,783)
Net tax unrealized appreciation/depreciation on investments	$(10,422,233)

The difference between book-basis unrealized appreciation/depreciation (as shown in the Consolidated Statements of Assets and Liabilities) and tax basis unrealized appreciation/depreciation (as shown above) is primarily attributable to mark-to- market ordinary gains (losses) under Internal Revenue Code Section 475.

The tax character of distributions paid may differ from the character of distributions shown in the Consolidated Statement of Changes in Net Assets due to short-term capital gains being treated as ordinary income for tax purposes.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

2.  Significant Accounting Policies (continued)

Income Taxes (continued)

The tax character of distributions paid during the year ended September 30, 2022 was as follows:

September 30, 2022
Distributions paid from:
Net Investment Income	$35,509,473
Capital Gains	—
In excess of distributable Earnings	147,858,024
$183,367,497

The amount and character of income and gains due to be distributed are determined in accordance with income tax regulations which may differ from US GAAP. These book/tax differences are either considered temporary or permanent in nature.

Temporary differences are primarily due to differing book and tax treatments for the timing of the recognition of gains (losses) on certain investment transactions and the timing of deductibility of certain expenses.

The Fund had no permanent differences causing reclassifications among the components of net assets as of March 31, 2023.

Distribution of Income and Gains

The Fund declares and pays distributions of all or a portion of its net investment income on a quarterly basis. Net realized gains, if any, are distributed at least annually. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

The Fund intends to be treated as a dealer in securities within the meaning of Section 475 of the Code and anticipates marking to market all eligible Investments it holds at the close of each taxable year. Any gain or loss deemed realized under the mark to market rules will likely be ordinary.

In order to satisfy the diversification requirements under Subchapter M of the Code, the Fund generally invests in Investments that are treated as indebtedness for U.S. tax purposes. As such, the Fund expects that its distributions generally will be taxable as ordinary income to the Shareholders.

Pursuant to the dividend reinvestment plan established by the Fund (the "DRIP"), each Shareholder whose Shares are registered in its own name will automatically be a participant under the DRIP and have all income, dividends, and capital gains distributions automatically reinvested in additional Shares unless such Shareholder specifically elected to receive all income, dividends, and capital gain distributions in cash.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

3.  Fair Value of Investments

The fair value of the Fund's assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund's investments.

The inputs are summarized in the three broad levels listed below:

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not considered active; observable inputs other than observable quoted prices for the asset or liability; or inputs derived principally from or corroborated by observable market data

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments) that reflect the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, developed based on the best information available in the circumstances

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the inputs used as of March 31, 2023 in valuing the Fund's Investments carried at fair value:

	Valuation Inputs
Investments at Fair Value	Level 1	Level 2	Level 3	Total
Loans
Consumer Loans	$—	$—	$2,736,690,391	$2,736,690,391
Small Business Loans	—	—	138,559,574	138,559,574
Securities
Asset-Backed Securities	—	—	10,863,063	10,863,063
Total	$—	$—	$2,886,113,028	$2,886,113,028

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

3.  Fair Value of Investments (continued)

The following is a reconciliation of Level 3 investments for period from October 1, 2022 to March 31, 2023:

	Consumer Loans	Small Business Loans	Asset-Backed Securities
Beginning Balance – September 30, 2022	$2,752,773,658	$125,988,800	$20,297,368
Acquisitions	898,548,895	172,786,387	—
Sales/Paydowns	(666,318,483)	(156,589,543)	(1,628,519)
Realized gains (losses), net	(148,173,568)	(519,178)	—
Change in unrealized appreciation/depreciation	(99,667,073)	(3,106,933)	(7,805,786)
(Amortization of premium) accretion of discount	(473,038)	41	—
Ending Balance – March 31, 2023	$2,736,690,391	$138,559,574	$10,863,063
Change in unrealized appreciation/ depreciation on investments still held as of March 31, 2023	$(208,410,864)	$(4,770,723)	$(7,805,786)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of March 31, 2023:

Type of Investment	Fair Value as of March 31, 2023	Valuation Techniques	Unobservable Inputs	Amount/ Range	Weighted Average
Consumer Loans	$2,736,690,391	Discounted Cash Flow	Loss-Adjusted Discount Rate; Projected Loss Divided by Original Balance	4.28%-18.40% 0.06%-74.04%	11.04% 21.75%
Small Business Loans	138,559,574	Discounted Cash Flow	Loss-Adjusted Discount Rate Projected Loss Divided by Original Balance	8.38%-15.52% 2.67%-79.82%	11.64% 7.77%
Asset-Backed Securities	10,863,063	Discounted Cash Flow	Loss-Adjusted Discount Rate; Projected Loss Divided by Original Balance	12.00%-25.00% 12.42%-21.35%	21.30% 17.18%
Total	$2,886,113,028

For the period from October 1, 2022 to March 31, 2023, aggregated purchases and proceeds from the sales of Loans were $1,071,335,282 and $119,478,237, respectively. For the period from October 1, 2022 to March 31, 2023, there were no purchases and proceeds from the sales of Securities. For the period from October 1, 2022 to March 31, 2023, there were no securitized assets through in-kind transactions.

4.  Subscriptions Received in Advance

Subscriptions received in advance represents cash proceeds received by the Fund prior to year-end related to Shareholder subscriptions to be made effective April 1, 2023. As of March 31, 2023, the Fund had subscriptions received in advance of $700,000.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

5.  Management Fee, Related Party Transactions and Other

The Fund bears all expenses related to its investment program, as well as certain ongoing costs associated with the Fund's continuous offering. In consideration of the advisory and other services provided by the Adviser to the Fund, the Fund pays the Adviser a monthly management fee of 0.0625% (0.75% on an annualized basis) of the Fund's Managed Assets (as defined below) (the "Management Fee"). The Management Fee is computed based on the value of the Managed Assets of the Fund as of the close of business on the last business day of each month (including any assets in respect of Shares that will be repurchased by the Fund as of the end of the month). "Managed Assets" means the total assets of the Fund (including any assets attributable to borrowings for investment purposes) minus the sum of the Fund's accrued liabilities (other than liabilities representing borrowings for investment purposes).

The Adviser has agreed to waive fees and/or reimburse the Fund to the extent that the ordinary operating expenses incurred by the Fund in any calendar year exceed 2.00% of the Fund's average annual Managed Assets, calculated as of the end of each calendar month. Ordinary operating expenses exclude platform fees, borrowing costs, certain investment related expenses, and extraordinary expenses. For the period from October 1, 2022 to March 31, 2023, the Adviser did not reimburse the Fund as the ordinary operating expenses were below 2.00% of the Fund's average annual Managed Assets.

The Fund has a deferred compensation plan (the "DC Plan") that allows each Trustee of the Board that is not an affiliate of Morgan Stanley to defer payment of all, or a portion, of the fees he or she receives for serving on the Board throughout the year. Each eligible Trustee of the Board generally may elect to have the deferred amounts invested in the DC Plan in order to earn a return equal to the total return on one or more of the Morgan Stanley products that are offered as investment options under the DC Plan. Investments in the DC Plan, unrealized appreciation/depreciation on such investments and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. As of March 31, 2023, the Fund's proportionate share of assets attributable to the DC Plan was $34,174, which is included in the Consolidated Statement of Assets and Liabilities under other assets and the deferred compensation obligation under accrued expenses and other liabilities.

U.S. Bancorp Fund Services, LLC ("USBFS") provides accounting and administrative services to the Fund. Under an administrative services agreement, USBFS is paid an administrative fee, computed and payable monthly at an annual rate based on the aggregate monthly total assets of the Fund.

U.S. Bank National Association ("USB N.A.") serves as the custodian to the Fund. Under a custody services agreement, USB N.A. is paid a custody fee monthly based on the average daily market value of any securities and cash held by the Fund.

Millennium Trust Company, LLC ("Millennium") serves as the custodian to the Trusts. Under separate custody service agreements, Millennium is paid a custodial fee, computed and payable quarterly at an annual rate based on the aggregate total assets of the Trusts.

UMB Fund Services, Inc. serves as the Fund's transfer agent. Transfer agent fees are payable monthly based on an annual base fee, annual per Shareholder account charges, and out-of-pocket expenses incurred by the transfer agent on the Fund's behalf.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

6.  Lines of Credit

The Fund is permitted to obtain leverage using any form or combination of financial leverage instruments, including through funds borrowed from banks and/or other financial institutions (each a "Facility" and collectively, the "Facilities"). The Fund or the Trusts may incur leverage to the extent permitted by the 1940 Act. Each Facility is secured by Loans of certain Platforms owned by the specific Trust.

Effective February 1, 2019, the Fund, through MPLI Capital Holdings, entered into a loan and security agreement, which may be amended from time to time, with a third-party bank for an uncommitted Facility with a maximum availability of $400,000,000. Under the terms of the Facility, borrowings were repayable no later than the final maturity date of February 1, 2025. Effective November 8, 2022, this Facility was terminated and outstanding borrowings were paid in full.

Effective April 8, 2022, the Fund, through MPLI Capital Holdings II, entered into a loan and security agreement, which may amended from time to time, with a third-party bank for a committed Facility with a maximum availability of $100,000,000. Effective July 27, 2022, the Facility was amended and the maximum availability was increased to $300,000,000. Under the terms of the Facility, borrowings are repayable no later than the final maturity date of April 8, 2026.

Effective November 8, 2022, the Fund, through MPLI Capital Holdings III, entered into a loan and security agreement, which may be amended from time to time, with a third-party bank for an uncommitted Facility with a maximum availability of $500,000,000. Under the terms of the Facility, borrowings are repayable no later than the final maturity date of February 1, 2025.

Effective December 16, 2022, the Fund, through MPLI Capital Holdings IV, entered into a warehouse credit agreement, which may be amended from time to time, with a third-party bank for an committed Facility with a maximum availability of $500,000,000. Under the terms of the Facility, borrowings are repayable no later than the final maturity date of December 16, 2026.

As of March 31, 2023, the Fund had $830,000,000 of aggregate borrowings outstanding against the Facilities. For the period from October 1, 2022 to March 31, 2023, the Fund incurred interest expense of $22,194,122 in connection with the Facilities. Detailed below is summary information concerning the borrowings:

# of Days Outstanding	Average Daily Balance	Annualized Weighted Average Rate
182	$701,656,593	6.34%

As of March 31, 2023, the Fund was in compliance with the covenants as detailed in each Facility's agreements.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

7.  Market Risk

An investment in the Fund is based on the values of the Fund's investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund's investments and exacerbate pre-existing risks to the Fund. For example, the extent of the impact of a public health emergency depends on future developments, including (i) the duration and spread of the public health emergency, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund's investments (and, in turn, the Fund's investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

The continued conflict between Russia and Ukraine resulted in many countries, including the U.S., imposing economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals, which have had a negative impact on the Russian economy and currency, and on investments and companies economically tied to Russia and Ukraine and certain other neighboring countries. Russia in turn imposed its own restrictions against investors and countries outside Russia. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the conflict on the global economy. The escalation or continuation of the conflict between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets. This conflict could continue to have an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund's investments beyond any direct exposure to Russian or Ukrainian issuers, markets or economies. The duration and extent of the economic impacts resulting from the military conflict with Russia and the related sanctions is uncertain at this time.

8.  Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

9.  Financial Highlights

	For a share outstanding throughout the:
	Six Months Ended March 31, 2023 (Unaudited)	Year Ended September 30, 2022	Year Ended September 30, 2021	Year Ended September 30, 2020	Year Ended September 30, 2019 (f)
Net asset value, beginning of period	$1,033.91	$1,103.69	$1,017.60	$1,019.69	$1,000.00
From investment operations:
Net investment income (loss) (a)	102.94	164.77	151.04	199.64	186.66
Net realized and unrealized gain (loss) from investments	(112.49)	(155.32)	173.48	(138.28)	(94.01)
Net increase (decrease) resulting from investment operations	(9.55)	9.45	324.52	61.36	92.65
Distributions to shareholders from:
Net investment income	(35.80)	(15.34)	(153.43)	(55.91)	(72.96)
Realized gains	—	—	(85.00)	—	—
Return of capital	0.00	(63.89)	—	(7.54)	—
Total distributions to shareholders	(35.80)	(79.23)	(238.43)	(63.45)	(72.96)
Net asset value, end of period	$988.56	$1,033.91	$1,103.69	$1,017.60	$1,019.69
Total return (b)(c)	(0.95%)	0.80%	33.97%	6.29%	9.59%
Ratios to average net assets:
Total expenses before expense waivers and reimbursements (d)	4.71%	2.26%	2.18%	3.86%	4.12%
Total expenses after expense waivers and reimbursements (d)	4.71%	2.26%	2.18%	3.86%	3.18%
Net investment income (loss) (d)	20.32%	15.26%	13.19%	19.76%	18.38%
Net investment income (loss) excluding incentive fee income (d)	19.08%	14.84%	13.08%	19.08%	17.68	% (g)
Portfolio turnover (c)	4.07%	10.80%	60.96%	33.85%	26.54%
Senior security, end of period (000s)	$830,000	$500,500	$—	$225,000	$190,000
Asset coverage per $1,000 of senior security principal amount (e)	$3,535	$5,877	$—	$3,823	$3,364
Net assets, end of period (000s)	$2,103,822	$2,440,813	$1,902,659	$635,078	$449,087

(a)  Calculated based on average shares outstanding during the period.

(b)  Total return assumes a subscription of a share in the Fund at the beginning of the period indicated, reinvestment of all distributions during the period, and a sale of shares on the last day of the period.

(c)  Not annualized for periods less than one year.

(d)  Annualized for periods less than one year.

(e)  Represents asset coverage per $1,000 of indebtedness calculated by subtracting the Fund's liabilities and indebtedness not represented by senior securities from the Fund's total assets, then the result divided by the aggregate amount of the Fund's senior securities representing indebtedness, and multiplying the result by 1,000.

(f)  The Fund commenced operations on October 1, 2018.

(g)  Unaudited

The above ratios and total returns have been calculated for the Shareholders taken as a whole. An individual Shareholder's return and ratios may vary from these returns and ratios due to the timing of share transactions.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A
Notes to Consolidated Financial Statements (Unaudited) (continued)

10.  Subsequent Events

As disclosed in the tender offering dated March 31, 2023, the Fund intends to repurchase Shares in an amount up to 5% of the net asset value of the Fund as of the June 30, 2023 valuation date. Shares tendered during the offering period comprised approximately 10% of the Fund's net asset value as of March 31, 2023. Consistent with the process outlined in the tender offer documents, the Fund intends to repurchase a pro-rata portion of the Shares tendered, with approximately 50% of tendered Shares expected to be repurchased. The percentage of the repurchase pro-ration is only an estimate and is subject to finalization and change, as, among other things, repurchase requests may be reduced and/or rescinded until June 20, 2023 and net asset value will not be calculated until after June 30, 2023. Thus, the number of Shares tendered and the number available for repurchase under the tender are subject to change until the net asset value as of June 30, 2023 has been finalized.

Unless otherwise stated throughout the Notes to the Consolidated Financial Statements, the Fund noted no subsequent events that require disclosure in or adjustment to the consolidated financial statements through the date the consolidated financial statements were available to be issued.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A

Proxy Voting Policies and Procedures and Proxy Voting Record (Unaudited)

If applicable, a copy of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's investments; and (2) how the Fund voted proxies relating to Fund investments during the most recent period ended June 30, is available without charge, upon request, by calling the Fund at 1-888-322-4675. This information is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

Quarterly Portfolio Schedule (Unaudited)

The Fund also files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the Fund's first and third fiscal quarters on Form N-PORT. The Fund's Forms N-PORT are available on the Securities and Exchange Commission's website at http://www.sec.gov and Morgan Stanley's public website, www.morganstanley.com/im/shareholderreports. Once filed, the most recent Form N-PORT will be available without charge, upon request, by calling the Fund at 1-888-322-4675.

ALTERNATIVE INVESTMENT PARTNERS

AIP Alternative Lending Fund A

100 Front Street, Suite 400
West Conshohocken, PA 19428

Trustees

W. Allen Reed, Chairperson of the Board and Trustee
Frank L. Bowman
Frances L. Cashman
Kathleen A. Dennis
Nancy C. Everett
Eddie A. Grier
Jakki L. Haussler
Dr. Manual H. Johnson
Joseph J. Kearns
Michael F. Klein
Patricia A. Maleski

Officers

John H. Gernon, President and Principal Executive Officer
Christopher Auffenberg, Vice President
Michael J. Key, Vice President
Deidre Downes, Chief Compliance Officer
Francis J. Smith, Treasurer and Principal Financial Officer
Mary E. Mullin, Secretary

Investment Adviser

Morgan Stanley AIP GP LP
100 Front Street, Suite 400
West Conshohocken, PA 19428

Administrator, Fund Accounting Agent, and Escrow Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Custodians

U.S. Bank National Association
1555 North Rivercenter Drive, MK-WI-S302
Milwaukee, WI 53212

Millennium Trust Company, LLC
2001 Spring Road, Suite 700
Oak Brook, IL 60523

Transfer Agent

UMB Fund Services, Inc.
235 W Galena Street
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

Ernst & Young LLP
Suite 700
2005 Market Street
Philadelphia, PA 19103

Legal Counsel

Dechert LLP
1095 Avenue of the Americas
New York, New York 10036

Counsel to the Independent Trustees

Perkins Coie LLP

1155 Avenue of the Americas

New York, NY 10036

ITEM 2.	CODE OF ETHICS. Not applicable to a semi-annual report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to a semi-annual report.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to a semi-annual report.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable to the Registrant.

ITEM 6.	INVESTMENTS.

(a)	Schedule of Investments. Refer to Item 1.

(b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable to a semi-annual report.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)

(1)           The Code of Ethics for Principal Executive and Senior Financial Officers. Not applicable to a semi-annual report.

(2)           Certifications of Principal Executive Officer and Principal Financial Officer are attached to this report as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIP ALTERNATIVE LENDING FUND P

By:	/s/ John H. Gernon
	Name:	John H. Gernon
	Title:	President
	Date:	May 31, 2023

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
	Name:	John H. Gernon
	Title:	Principal Executive Officer
	Date:	May 31, 2023

By:	/s/ Francis J. Smith
	Name:	Francis J. Smith
	Title:	Principal Financial Officer
	Date:	May 31, 2023